Consolidated statements of comprehensive income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net earnings		$ 644	$ 604	$ 1,327	$ 1,061
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($70) million and $30 million for the three months ended June 30, 2025 and 2024, respectively, and ($150) million and $2 million for the six months ended June 30, 2025 and 2024, respectively		193	(82)	410	(4)
Items that will not be reclassified to net earnings
Actuarial gains on post-employment benefit plans, net of income taxes of ($30) million and ($41) million for the three months ended June 30, 2025 and 2024, respectively, and ($56) million and ($156) million for the six months ended June 30, 2025 and 2024, respectively (1)	[1]	78	111	151	425
Net change in value of publicly-traded and privately-held investments, net of income taxes of ($5) million and nil for the three months ended June 30, 2025 and 2024, respectively, and ($5) million and nil for the six months ended June 30, 2025 and 2024, respectively		32	12	34	3
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $10 million and ($2) million for the three months ended June 30, 2025 and 2024, respectively, and $9 million and ($8) million for the six months ended June 30, 2025 and 2024, respectively		(29)	6	(25)	22
Other comprehensive income		274	47	570	446
Total comprehensive income		918	651	1,897	1,507
Total comprehensive income attributable to:
Common shareholders		854	583	1,782	1,383
Preferred shareholders		40	46	81	93
Non-controlling interest		24	22	34	31
Total comprehensive income		$ 918	$ 651	$ 1,897	$ 1,507

[1]	The discount rate used to value our post-employment benefit obligations at June 30, 2025 was 4.8% compared to 4.7% at March 31, 2025 and December 31, 2024. The discount rate used to value our post-employment benefit obligations at June 30, 2024 was 5.0% compared to 4.9% at March 31, 2024 and 4.6% at December 31, 2023.